Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits Tables
Schedule of deposits outstanding

Deposit balances as of December 31 consisted of the following:

(Dollars in thousands)

	2012	2011
Noninterest-bearing demand deposits	$101,861	$78,263
Interest-bearing demand deposits	66,569	64,498
Money market deposits	60,806	63,007
Savings deposits	63,406	46,737
Local certificates of deposit	130,057	144,983
Brokered certificates of deposit	1,500	5,877
Total deposits	$424,199	$403,365

Schedule of maturities of time deposits	Scheduled maturities of certificates of deposit at December 31 were as follows: (Dollars in thousands)

2013	$86,086
2014	21,923
2015	10,194
2016	7,769
2017	5,050
2018	535
Total	$131,557